Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

Note 6

Goodwill and Other Intangible Assets, Net

Goodwill and other intangible assets primarily relate to the 2005 acquisition of Daily’s, a bacon processor located in the western United States, and the related subsequent repurchase of a non-controlling interest of Seaboard Foods LLC in the Pork segment for total goodwill of $40,628,000 as of December 31, 2013.  As of December 31, 2013, the Commodity Trading and Milling segment had goodwill of $2,590,000 related to its investment in PSI.

The following table is a summary of other intangible assets at the end of each year:

	December 31,
(Thousands of dollars)	2013	2012
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	$3,745	$9,045
Accumulated amortization customer relationships	(1,748)	(6,798)
Gross carrying amount other intangible assets	-	1,441
Accumulated amortization other intangible assets	-	(845)
Other intangible assets subject to amortization, net	1,997	2,843
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total other intangible assets, net	$18,997	$19,843

The amortization expense of other amortizable intangible assets for the years ended December 31, 2013, 2012 and 2011 was $1,181,000, $1,095,000 and $250,000, respectively. Amortization expense for the next five years is $250,000 each year.